Combined Statements of Comprehensive Income - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net earnings	$ 161.5	$ 179.5	$ 230.7	$ 301.1	$ 272.0
Other comprehensive income (loss), net of income taxes:
Foreign currency translation adjustments	(61.5)	(72.0)	(85.2)	251.6	(36.9)
Cash flow hedge adjustments	(0.6)	0.0
Pension plan adjustments	(0.6)	(0.4)	6.6	(3.3)	(2.2)
Total other comprehensive income (loss), net of income taxes	(62.7)	(72.4)	(78.6)	248.3	(39.1)
Comprehensive income	$ 98.8	$ 107.1	$ 152.1	$ 549.4	$ 232.9